Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio
March 31, 2022
VIPDCA-NPRT1-0522
1.799855.118
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.6%
Entertainment - 3.6%
Take-Two Interactive Software, Inc. (a)	5,800	891,692
Universal Music Group NV	135,424	3,624,721
Warner Music Group Corp. Class A	96,275	3,644,009
		8,160,422
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	4,919	13,681,461
Class C (a)	1,563	4,365,443
Match Group, Inc. (a)	400	43,496
Meta Platforms, Inc. Class A (a)	4,054	901,447
ZipRecruiter, Inc. (a)	6,600	151,668
Zoominfo Technologies, Inc. (a)	10,730	641,010
		19,784,525
Media - 1.2%
Charter Communications, Inc. Class A (a)	1,200	654,624
Innovid Corp. (b)	11,766	71,067
Liberty Media Corp. Liberty Formula One Group Series C (a)	28,400	1,983,456
		2,709,147
TOTAL COMMUNICATION SERVICES		30,654,094
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.7%
Ferrari NV	7,023	1,531,646
XPeng, Inc. ADR (a)	900	24,831
		1,556,477
Diversified Consumer Services - 0.9%
Laureate Education, Inc. Class A	114,806	1,360,451
Mister Car Wash, Inc. (c)	39,800	588,642
		1,949,093
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	7,000	1,202,320
Flutter Entertainment PLC (a)	4,674	545,232
		1,747,552
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (a)	3,498	11,403,305
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	13,700	361,954
Multiline Retail - 0.2%
Dollarama, Inc.	8,700	493,405
Specialty Retail - 1.4%
Floor & Decor Holdings, Inc. Class A (a)	2,800	226,800
TJX Companies, Inc.	25,958	1,572,536
Victoria's Secret & Co. (a)	24,974	1,282,665
		3,082,001
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	200	142,760
LVMH Moet Hennessy Louis Vuitton SE	700	503,654
On Holding AG	500	12,620
Samsonite International SA (a)(d)	405,045	906,242
		1,565,276
TOTAL CONSUMER DISCRETIONARY		22,159,063
CONSUMER STAPLES - 4.0%
Beverages - 2.2%
Keurig Dr. Pepper, Inc.	29,700	1,125,630
Monster Beverage Corp. (a)	20,274	1,619,893
The Coca-Cola Co.	35,100	2,176,200
		4,921,723
Household Products - 1.8%
Reckitt Benckiser Group PLC	29,929	2,283,163
The Clorox Co.	12,402	1,724,250
		4,007,413
TOTAL CONSUMER STAPLES		8,929,136
ENERGY - 3.1%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	57,600	2,097,216
Oil, Gas & Consumable Fuels - 2.2%
Canadian Natural Resources Ltd.	29,400	1,822,212
Cheniere Energy, Inc.	12,400	1,719,260
Denbury, Inc. (a)	4,800	377,136
Range Resources Corp. (a)	24,800	753,424
Reliance Industries Ltd.	8,200	283,048
		4,955,080
TOTAL ENERGY		7,052,296
FINANCIALS - 8.0%
Banks - 0.7%
M&T Bank Corp.	9,100	1,542,450
Capital Markets - 4.8%
BlackRock, Inc. Class A	2,131	1,628,446
CME Group, Inc.	15,736	3,742,965
MarketAxess Holdings, Inc.	2,300	782,460
Moody's Corp.	100	33,741
Morgan Stanley	23,310	2,037,294
Morningstar, Inc.	5,600	1,529,752
MSCI, Inc.	1,579	794,048
S&P Global, Inc.	700	287,126
		10,835,832
Insurance - 2.5%
American Financial Group, Inc.	8,900	1,296,018
Arthur J. Gallagher & Co.	15,757	2,751,172
BRP Group, Inc. (a)	16,600	445,378
Marsh & McLennan Companies, Inc.	7,100	1,209,982
		5,702,550
TOTAL FINANCIALS		18,080,832
HEALTH CARE - 16.7%
Biotechnology - 5.4%
Adamas Pharmaceuticals, Inc.:
rights (a)(e)	47,000	2,820
rights (a)(e)	47,000	2,820
Alnylam Pharmaceuticals, Inc. (a)	2,279	372,138
Cytokinetics, Inc. (a)	5,300	195,093
EQRx, Inc. (a)	11,677	48,226
Erasca, Inc.	2,700	23,220
Evelo Biosciences, Inc. (a)	1,600	5,424
Galapagos NV sponsored ADR (a)	5,300	328,706
Gamida Cell Ltd. (a)	38,300	158,945
Hookipa Pharma, Inc. (a)	32,100	73,188
Horizon Therapeutics PLC (a)	14,500	1,525,545
Innovent Biologics, Inc. (a)(d)	36,000	121,145
Prelude Therapeutics, Inc. (a)	800	5,520
Regeneron Pharmaceuticals, Inc. (a)	3,179	2,220,277
Rubius Therapeutics, Inc. (a)	6,100	33,611
Seagen, Inc. (a)	5,900	849,895
Seres Therapeutics, Inc. (a)	4,500	32,040
Synlogic, Inc. (a)	34,200	82,080
Vertex Pharmaceuticals, Inc. (a)	21,725	5,669,573
Vor Biopharma, Inc. (a)	11,384	68,759
XOMA Corp. (a)(c)	8,300	232,234
		12,051,259
Health Care Equipment & Supplies - 0.9%
Axonics Modulation Technologies, Inc. (a)	2,828	177,033
Edwards Lifesciences Corp. (a)	9,800	1,153,656
Insulet Corp. (a)	400	106,556
Nevro Corp. (a)	1,500	108,495
Penumbra, Inc. (a)	2,500	555,325
		2,101,065
Health Care Providers & Services - 7.0%
Guardant Health, Inc. (a)	4,500	298,080
HealthEquity, Inc. (a)	30,200	2,036,688
Option Care Health, Inc. (a)	19,700	562,632
Tenet Healthcare Corp. (a)	18,000	1,547,280
UnitedHealth Group, Inc.	22,224	11,333,573
		15,778,253
Health Care Technology - 0.8%
Certara, Inc. (a)	17,900	384,492
Change Healthcare, Inc. (a)	56,500	1,231,700
Simulations Plus, Inc. (c)	2,000	101,960
		1,718,152
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	1,500	114,105
Bio-Techne Corp.	1,700	736,168
Bruker Corp.	14,600	938,780
Codexis, Inc. (a)	9,000	185,580
Danaher Corp.	6,000	1,759,980
Nanostring Technologies, Inc. (a)	500	17,375
Olink Holding AB ADR (a)	800	14,128
		3,766,116
Pharmaceuticals - 0.9%
Aclaris Therapeutics, Inc. (a)	6,700	115,508
AstraZeneca PLC sponsored ADR	12,600	835,884
Revance Therapeutics, Inc. (a)	8,100	157,950
Sanofi SA	10,000	1,022,397
		2,131,739
TOTAL HEALTH CARE		37,546,584
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	2,000	275,460
Northrop Grumman Corp.	7,600	3,398,872
		3,674,332
Construction & Engineering - 0.2%
Willscot Mobile Mini Holdings (a)	9,700	379,561
Electrical Equipment - 1.2%
Ballard Power Systems, Inc. (a)(c)	800	9,312
Bloom Energy Corp. Class A (a)(c)	3,900	94,185
Ceres Power Holdings PLC (a)	43,000	416,874
Eaton Corp. PLC	6,100	925,736
Generac Holdings, Inc. (a)	3,700	1,099,862
Vestas Wind Systems A/S	8,000	234,679
		2,780,648
Machinery - 1.6%
Deere & Co.	3,786	1,572,932
Ingersoll Rand, Inc.	38,022	1,914,408
		3,487,340
Professional Services - 2.5%
ASGN, Inc. (a)	4,400	513,524
Clarivate Analytics PLC (a)	17,900	300,004
Experian PLC	34,791	1,340,345
KBR, Inc.	55,885	3,058,586
Kforce, Inc.	2,000	147,940
Upwork, Inc. (a)	15,460	359,290
		5,719,689
Trading Companies & Distributors - 1.0%
Azelis Group NV	3,800	92,483
Ferguson PLC	15,877	2,164,938
		2,257,421
TOTAL INDUSTRIALS		18,298,991
INFORMATION TECHNOLOGY - 27.9%
Electronic Equipment & Components - 0.2%
Teledyne Technologies, Inc. (a)	900	425,367
IT Services - 1.7%
Cloudflare, Inc. (a)	700	83,790
Cognizant Technology Solutions Corp. Class A	27,300	2,447,991
MongoDB, Inc. Class A (a)	2,300	1,020,257
Okta, Inc. (a)	200	30,192
Snowflake, Inc. (a)	500	114,565
		3,696,795
Semiconductors & Semiconductor Equipment - 4.8%
Aixtron AG	20,200	446,813
Allegro MicroSystems LLC (a)	5,700	161,880
ASML Holding NV	1,500	1,001,895
Enphase Energy, Inc. (a)	5,978	1,206,241
NVIDIA Corp.	12,487	3,407,203
Qualcomm, Inc.	16,439	2,512,208
SiTime Corp. (a)	600	148,692
SolarEdge Technologies, Inc. (a)	3,300	1,063,821
Universal Display Corp.	5,639	941,431
		10,890,184
Software - 15.4%
Adobe, Inc. (a)	5,618	2,559,673
Confluent, Inc. (c)	5,100	209,100
Coupa Software, Inc. (a)	296	30,082
Epic Games, Inc. (a)(b)(e)	156	109,846
GitLab, Inc.	500	27,225
HashiCorp, Inc.	3,800	205,200
HubSpot, Inc. (a)	500	237,470
Intuit, Inc.	3,800	1,827,192
Mandiant, Inc. (a)	82,486	1,840,263
Manhattan Associates, Inc. (a)	6,100	846,131
Microsoft Corp.	69,142	21,317,166
Oracle Corp.	20,700	1,712,511
Palo Alto Networks, Inc. (a)	5,761	3,586,280
Samsara, Inc.	1,300	20,826
Volue A/S (a)	42,700	217,287
		34,746,252
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	74,960	13,088,766
TOTAL INFORMATION TECHNOLOGY		62,847,364
MATERIALS - 5.8%
Chemicals - 3.2%
Albemarle Corp. U.S.	5,600	1,238,440
CF Industries Holdings, Inc.	24,345	2,508,996
Sherwin-Williams Co.	8,960	2,236,595
The Chemours Co. LLC	34,426	1,083,730
		7,067,761
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	2,866	1,103,095
Metals & Mining - 2.1%
First Quantum Minerals Ltd.	30,900	1,069,753
Freeport-McMoRan, Inc.	52,400	2,606,376
Lynas Rare Earths Ltd. (a)	85,104	678,487
MP Materials Corp. (a)(c)	7,900	452,986
		4,807,602
TOTAL MATERIALS		12,978,458
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Prologis (REIT), Inc.	19,555	3,157,741
Welltower, Inc.	21,700	2,086,238
		5,243,979
Real Estate Management & Development - 0.0%
Doma Holdings, Inc. (b)	22,979	49,864
TOTAL REAL ESTATE		5,293,843
UTILITIES - 0.4%
Electric Utilities - 0.2%
ORSTED A/S (d)	2,800	350,480
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	6,700	293,460
Brookfield Renewable Partners LP	4,000	164,280
		457,740
TOTAL UTILITIES		808,220
TOTAL COMMON STOCKS (Cost $158,273,475)		224,648,881

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(e)	5,300	19,128
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ASAPP, Inc. Series C (b)(e)	17,672	72,809
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(e)	3,438	165,196
Series C3 (a)(b)(e)	4,298	206,519
Series C4 (a)(b)(e)	1,252	60,159
Series C5 (b)(e)	2,617	125,747
		557,621
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $511,834)		649,558

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.31% (f)(g) (Cost $1,135,187)	1,135,074	1,135,187

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $159,920,496)	226,433,626
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,131,276)
NET ASSETS - 100.0%	225,302,350

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $880,335 or 0.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,377,867 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAPP, Inc. Series C	4/30/21	116,584
Doma Holdings, Inc.	3/02/21	229,790
ElevateBio LLC Series C	3/09/21	22,234
Epic Games, Inc.	3/29/21	138,060
Illuminated Holdings, Inc. Series C2	7/07/20	85,950
Illuminated Holdings, Inc. Series C3	7/07/20	128,940
Illuminated Holdings, Inc. Series C4	1/08/21	45,072
Illuminated Holdings, Inc. Series C5	6/16/21	113,054
Innovid Corp.	6/24/21	117,660

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	813,800	7,077,363	7,891,163	200	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	374,512	4,918,564	4,157,889	722	-	-	1,135,187	0.0%
Total	1,188,312	11,995,927	12,049,052	922	-	-	1,135,187

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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